UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-05011

Name of Fund:  CMA North Carolina Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments


CMA North Carolina Municipal Money Fund of
CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
North               $    1,400   Alamance County, North Carolina, Industrial Facilities and Pollution Control
Carolina - 100.8%                Financing Authority, IDR (Millender Project), VRDN, AMT, 3.84% due 12/01/2020 (e)    $     1,400

                         1,200   Buncombe County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Revenue Refunding Bonds (Industrial Development Alliance),
                                 VRDN, AMT, 3.93% due 8/01/2009 (e)                                                         1,200

                         1,800   Carrboro, North Carolina, BAN, 4% due 12/05/2007                                           1,803

                         1,460   Charlotte, North Carolina, Airport Revenue Bonds, VRDN, AMT, Series B, 5% due
                                 7/01/2008 (b)(e)                                                                           1,476

                         4,551   Charlotte, North Carolina, Water and Sewer, CP, 3.65% due 12/06/2007                       4,551

                         3,000   Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System
                                 Revenue Refunding Bonds (Carolinas Healthcare System), VRDN, Series B, 3.75%
                                 due 1/15/2026 (e)                                                                          3,000

                         2,325   Cleveland County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Blachford Rubber Project), VRDN,
                                 AMT, 3.87% due 7/01/2023 (e)                                                               2,325

                         5,000   Cleveland County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Chris Craft Corporation Project),
                                 VRDN, AMT, 3.80% due 5/01/2032 (e)                                                         5,000

                         3,364   Columbus County, North Carolina, Water and Sewer District Number 2, GO, BAN, 4%
                                 due 2/06/2008                                                                              3,370

                         1,900   Eagle Tax-Exempt Trust, North Carolina Capital Facilities Financing Agency, Revenue
                                 Refunding Bonds, VRDN, Series 2006-0139, Class A, 3.80% due 10/01/2041 (e)(h)              1,900

                         5,561   East Moore, North Carolina, Water District, BAN, 4.25% due 4/02/2008                       5,578

                         1,778   Flat Rock-Bannerton, North Carolina, Water and Sewer System, GO, BAN, 4% due
                                 9/26/2007                                                                                  1,779

                         1,290   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Marlatex Corporation Project), VRDN, AMT, 3.89% due 6/01/2015 (e)          1,290

                         2,545   Guilford County, North Carolina, GO, VRDN, Series C, 4% due 10/01/2007 (e)                 2,547

                         2,800   Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (High Point Textiles Auxiliaries), Refunding, VRDN, AMT,
                                 3.84% due 6/01/2012 (e)                                                                    2,800

                         3,000   Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Nat Sherman Building LLC), VRDN, AMT, 3.94% due
                                 3/01/2022 (e)                                                                              3,000

                           600   Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Neal Manufacturing), VRDN, AMT, 3.78% due 11/01/2013 (e)           600

                         2,200   Guilford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Snider Tire Inc.), VRDN, AMT, 3.84% due 10/01/2019 (e)           2,200



Portfolio Abbreviations

To simplify the listings of CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
COP          Certificates of Participation
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDR          Industrial Development Revenue Bonds
MERLOTS      Municipal Exempt Receipts Liquidity Optional Tenders
PCR          Pollution Control Revenue Bonds
PUTTERS      Puttable Tax-Exempt Receipts
ROCS         Reset Option Certificates
VRDN         Variable Rate Demand Notes



CMA North Carolina Municipal Money Fund of
CMA Multi-State Municipal Series Trust


Schedule of Investments as of June 30, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                        Value
North Carolina      $    3,775   Halifax County, North Carolina, BAN, 4% due 9/12/2007                                $     3,778
(concluded)
                           525   Hertford, North Carolina, Water and Sewer, GO, BAN, 4% due 10/10/2007                        525

                           200   Lee County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Arden Corporation Project), VRDN, AMT, 3.89% due 8/01/2034 (e)               200

                         2,980   Lee County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Lee Central LLC Project), VRDN, AMT, 3.84% due 12/01/2023 (e)              2,980

                         1,695   Lincoln County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Packaging NC Project), VRDN, AMT, 3.85% due 10/01/2013 (e)       1,695

                         2,000   Lincoln County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Sabo USA Inc. Project), VRDN, AMT, 3.87% due 5/01/2019 (e)       2,000

                         5,090   Little River Water District, Johnson County, North Carolina, BAN, 4% due 9/26/2007         5,094

                         9,000   Martin County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Penco Products Project), VRDN, AMT, 3.89% due 9/01/2022 (e)                9,000

                         1,800   Mecklenburg County, North Carolina, COP, VRDN, Series A, 3.75% due 2/01/2027 (e)           1,800

                           400   Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Ferguson Supply and Box Manufacturing),
                                 VRDN, AMT, 3.87% due 8/01/2010 (e)                                                           400

                           770   Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Piedmont Plastics Project), VRDN,
                                 AMT, 3.87% due 10/01/2013 (e)                                                                770

                         3,975   Mecklenburg County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Industrial Revenue Bonds (Southern Steel Company LLC Project),
                                 VRDN, AMT, 3.84% due 3/02/2015 (e)                                                         3,975

                         7,115   Municipal Securities Trust Certificates, GO, VRDN, Series 138, Class A, 3.77%
                                 due 3/16/2015 (e)(h)                                                                       7,115

                         2,500   North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                 Bonds (Albemarle Cotton Growers), VRDN, AMT, 3.84% due 7/01/2014 (e)                       2,500

                         6,210   North Carolina Agriculture Finance Authority, Agriculture Development Revenue
                                 Refunding Bonds (Harvey Fertilizer and Gas Project), VRDN, AMT, 3.89% due
                                 6/01/2016 (e)                                                                              6,210

                         2,528   North Carolina Capital Facilities Finance Agency, CP, 3.73% due 9/06/2007                  2,528

                         1,645   North Carolina Capital Facilities Finance Agency, IDR, Refunding (Safety Test
                                 and Equipment Company Project), VRDN, AMT, Series A-2, 3.79% due 11/01/2021 (e)            1,645

                         1,307   North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding
                                 Bonds, MERLOTS, VRDN, Series 955-D, 3.79% due 1/01/2018 (a)(e)(h)                          1,306

                         4,865   North Carolina HFA, Home Ownership Revenue Bonds, FLOATS, VRDN, AMT, Series 1837,
                                 3.82% due 7/01/2038 (e)(h)                                                                 4,865

                         5,995   North Carolina HFA, Home Ownership Revenue Bonds, MERLOTS, VRDN, AMT, Series B12,
                                 3.84% due 7/01/2037 (e)(h)                                                                 5,995

                         1,220   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 15-C, 3.80%
                                 due 7/01/2032 (d)(e)                                                                       1,220

                         4,400   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 17-C, 3.80%
                                 due 7/01/2033 (e)                                                                          4,400

                         7,800   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 18-C, 3.80%
                                 due 1/01/2035 (e)                                                                          7,800

                         2,500   North Carolina HFA, Home Ownership Revenue Bonds, VRDN, AMT, Series 22-C, 3.65%
                                 due 10/01/2007 (e)                                                                         2,500

                         9,225   North Carolina HFA, Home Ownership Revenue Refunding Bonds, FLOATS, VRDN, AMT,
                                 Series 1784, 3.82% due 1/01/2039 (e)(h)                                                    9,225

                         1,570   North Carolina HFA, Revenue Bonds, ROCS, VRDN, AMT, Series II-R-175, 3.82% due
                                 1/01/2034 (e)(h)                                                                           1,570

                         2,700   North Carolina Infrastructure Finance Corporation, COP (North Carolina State
                                 Correctional Facilities Project), VRDN, Series A, 4% due 2/01/2008 (e)                     2,706

                         4,400   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Refunding Bonds (Carol Woods Project), VRDN, 3.72% due 4/01/2031 (c)(e)            4,400

                         5,200   North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding
                                 Bonds, ROCS, VRDN, Series II-R-811, 3.79% due 6/01/2039 (e)(h)                             5,200

                         4,335   North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds,
                                 ROCS, VRDN, Series II-R-211, 3.79% due 1/01/2020 (b)(e)(h)                                 4,335

                         8,000   North Carolina State Educational Assistance Authority, Revenue Refunding Bonds
                                 (Guaranteed Student Loan), VRDN, AMT, Series A-1, 3.80% due 9/01/2035 (a)(e)               8,000

                         3,715   North Carolina State Educational Assistance Authority, Revenue Refunding Bonds
                                 (Guaranteed Student Loan), VRDN, AMT, Series A-2, 3.81% due 9/01/2035 (a)(e)               3,715

                         2,220   North Carolina State, GO, PUTTERS, VRDN, Series 1400, 3.80% due 6/01/2014 (e)(h)           2,220

                         1,160   North Carolina State Ports Authority, Exempt Facility Revenue Bonds (Wilmington
                                 Bulk LLC Project), VRDN, AMT, Series A, 3.87% due 9/01/2022 (e)                            1,160

                         2,845   North Carolina State Ports Authority, Port Facilities Revenue Refunding Bonds,
                                 VRDN, AMT, Series A-2, 3.80% due 3/01/2013 (e)                                             2,845

                           640   Piedmont Triad Airport Authority, North Carolina, Special Facility Revenue Bonds
                                 (Cessna Aircraft Company Project), VRDN, 3.78% due 10/01/2012 (e)                            640

                         4,070   Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, FLOATS,
                                 VRDN, AMT, Series 1832, 3.82% due 5/01/2037 (e)(g)(h)                                      4,070

                         9,500   Raleigh Durham, North Carolina, Airport Authority, Airport Revenue Bonds, VRDN,
                                 AMT, Series A, 3.77% due 5/01/2036 (e)(f)                                                  9,500

                           280   Rockingham County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority Revenue Bonds (Whiteridge Inc. Project), VRDN, AMT, 3.87%
                                 due 2/01/2013 (e)                                                                            280

                         2,300   Rowan County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, PCR, IDR (Hon Industries Project), VRDN, AMT, 3.84% due 4/01/2018 (e)           2,300

                         3,000   Rutherford County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (All American Homes of North Carolina), VRDN, AMT, 3.87%
                                 due 11/01/2011 (e)                                                                         3,000

                         1,330   Sampson County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Dubose Strapping Inc. Project), VRDN, AMT, 3.89%
                                 due 1/01/2012 (e)                                                                          1,330

                         1,800   Stanley County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Patrick Industries Project), VRDN, AMT, 4.15% due
                                 8/01/2010 (e)                                                                              1,800

                         1,824   Trinity, North Carolina, Sanitary Sewer, GO, BAN, 4.25% due 7/25/2007                      1,825

                         3,300   UBS Municipal CRVS Trust, North Carolina Medical Care Commission, Health Care
                                 Facilities, Revenue Refunding Bonds, FLOATS, VRDN, Series 07-1021, 3.78% due
                                 9/01/2015 (e)(h)                                                                           3,300

                         2,300   Vance County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (HH Hunt Manufacturing Facilities LLC Project), VRDN,
                                 3.89% due 6/01/2015 (e)                                                                    2,300

                         1,600   Wilson County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Supreme/Murphy Truck Project), VRDN, AMT, 4.15% due
                                 6/01/2015 (e)                                                                              1,600

                         3,265   Yancey County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, IDR (Altec Industries, Inc. Project), VRDN, AMT, 3.87%
                                 due 3/01/2027 (e)                                                                          3,265

                                 Total Investments (Cost - $206,706*) - 100.8%                                            206,706
                                 Liabilities in Excess of Other Assets - (0.8%)                                           (1,701)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   205,005
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) Radian Insured.

(d) FSA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f) XL Capital Insured.

(g) FGIC Insured.

(h) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA North Carolina Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA North Carolina Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA North Carolina Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA North Carolina Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: August 20, 2007